PROPERTY AND EQUIPMENT, NET - Summary (Details) - GBP (£)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	£ (32,660)	£ (21,096)
Property and equipment, net	25,839	35,853
Computer and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	£ 58,499	£ 56,949